Other equity	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Other equity
18	Other equity

18A	Share premium

As at 1 April 2019	67,165

As at 31 March 2020	67,165

As at 31 March 2021	67,165

Nature and purpose
Securities premium reserve is used to record the premium on issue of shares. The reserve can be utilised only for limited purposes such as issuance of bonus shares in accordance with the provisions of the Companies Act, 2013.

18B	Hedge reserve

As at 1 April 2019	(512)
OCI for the year (refer note 52)	(636)
Attributable to non-controlling interests (refer note 52)	62

As at 31 March 2020	(1,086)
OCI for the year (refer note 52)	(4,072)
Attributable to non-controlling interests (refer note 52)	(66)

As at 31 March 2021	(5,224)

Nature and purpose
The Group uses hedging instruments as part of its management of foreign currency risk and interest rate risk associated on borrowings. For hedging foreign currency and interest rate risk, the Group uses foreign currency forward contracts, cross currency swaps (CCS), call spreads, foreign currency option contracts and interest rate swaps (IRS). To the extent these hedges are effective, the change in fair value of the hedging instrument is recognised in the cash flow hedging reserve. Amounts recognised in the cash flow hedging reserve is reclassified to the statement of profit or loss when the hedged item affects profit or loss (example: interest payments).

18C	Share based payment reserve

As at 1 April 2019	1,086
Expense for the year	207
Forfeiture of vested options	(132)

As at 31 March 2020	1,161
Expense for the year	177
Repurchase of vested stock options	(176)
Forfeiture of vested options	3

As at 31 March 2021	1,165

Nature and purpose
The share options based payment reserve is used to recognise the grant date fair value of options issued to employees under employee stock option plan.

18D	Retained earnings / (losses)

As at 1 April 2019	1,894
Loss for the year	(2,696)
Re-measurement loss on defined benefit plans (net of tax)	(9)
Adjustment due to forfeiture of vested options	132
Acquisition of interest by NCI in subsidiaries	5
Debenture redemption reserve created during the year	(33)
Debenture redemption reserve released on account of repayment of debentures	1,914

As at 31 March 2020	1,207
Loss for the year	(7,818)
Re-measurement loss on defined benefit plans (net of tax)	(7)
Forfeiture of vested options	(3)
Acquisition of interest by NCI in subsidiaries	29
Repurchase of vested stock options	(470)
Debenture redemption reserve created during the year	(117)
Debenture redemption reserve released on account of repayment of debentures	811
Others*	(121)

As at 31 March 2021	(6,489)

*	represents distribution to owner recognised for financial guarantees (refer note 44)
Nature and purpose
Retained earnings are the profits/(loss) that the Group has earned/incurred till date, less any transfers to general reserve, dividends or other distributions paid to shareholders. It is a free reserve available to the Group and eligible for distribution to shareholders, in case where it is having positive balance representing net earnings till date.

18E	Other components of equity

At 31 March 2019*	4,289
At 31 March 2020*	2,279
At 31 March 2021*	1,661

*	Represents capital reserve, debenture redemption reserve and foreign currency translation reserve as explained below.

(i)	Capital reserve

As at 1 April 2019	114
Amount utilised on acquisition of non-controlling interest	(143)

As at 31 March 2020	(29)
Gain on acquisition of non-controlling interest	78

As at 31 March 2021	49

Nature and purpose
Capital reserve represents bargain purchase gain on business combinations recognised under Local GAAP prior to date of transition to IFRS. It also includes adjustments pertaining to acquisition of NCI interests by the Group.

(ii)	Debenture redemption reserve

As at 1 April 2019	4,177
Debenture redemption reserve created during the year*	33
Amount transferred to retained earnings during the year	(1,914)

As at 31 March 2020	2,296
Debenture redemption reserve created during the year*	117
Debenture redemption reserve transferred to retained earnings during the year	(811)

As at 31 March 2021	1,602

Nature and purpose
As per the Companies Act, Debenture Redemption Reserve (DRR) is a reserve required to be maintained by the Companies that have issued debentures. The purpose of this reserve is to minimise the risk of default on repayment of debentures as this reserve ensures availability of funds for meeting obligations towards debenture-holders. As per amendments in Companies (Share capital and Debentures) Rules, 2014 the requirement of listed Companies to create Debenture redemption reserve has been removed.

*
Due to insufficient profit during the year, Debenture redemption reserve in respect of un-listed
entities has been created only to the extent of available profit. Resultantly, there is an overall shortfall as at 31 March 2021: INR 663 (31 March 2020: INR 216).

(iii)	Foreign currency translation reserve

As at 1 April 2019	(2)
Exchange differences on translation of foreign operations	14

As at 31 March 2020	12
Exchange differences on translation of foreign operations	(2)

At 31 March 2021	10

Nature and purpose
Exchange differences arising on translation of the foreign operations are recognised in other comprehensive income as described in accounting policy and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the foreign operation is disposed-off
.